Goodwill and Intangible Assets Goodwill and Intangible Assets - Amortization (Details) $ in Millions	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite- Lived Intangible Assets, Amortization Expense, Next Twelve Months	$ 62.1
Finite-Lived Intangible Assets, Amortization Expense, Year Two	62.1
Finite-Lived Intangible Assets, Amortization Expense, Year Three	62.1
Finite-Lived Intangible Assets, Amortization Expense, Year Four	60.4
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 60.1